Risk Management and Report - Schedule of use of Cross Currency Funding (Details) $ in Millions	Dec. 31, 2025 USD ($)
Maximum [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	$ 3,635
Minimum [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	604
Average [Member]
Schedule of use of Cross Currency Funding [Line Items]
Cross Currency Funding	$ 2,167